Other reserves (Tables)	12 Months Ended
Dec. 31, 2023
Other reserves.
Schedule of other reserves

	Fair value
	through
	other
	compre-				Foreign
	hensive	Restruct-	Share- based	Loss on	exchange
	income	uring	payment	transactions	translation
	reserve	reserve	reserve	between owners	reserve	Total
	$’000	$’000	$’000	$’000	$’000	$’000

At January 1, 2021	(6)	4,019	511,547	(840,359)	(160,706)	(485,505)
Other comprehensive income	3	—	—	—	(22,560)	(22,557)
Recognition of share-based payment expense	—	—	13,003	—	—	13,003
SBP reserve converted to share capital	—	—	(342,768)	—	—	(342,768)
Other reclassifications related to share-based payment	—	—	(5,084)	—	—	(5,084)
At December 31, 2021	(3)	4,019	176,698	(840,359)	(183,266)	(842,911)

At January 1, 2022	(3)	4,019	176,698	(840,359)	(183,266)	(842,911)
Other comprehensive income*	—	—	—	—	59,521	59,521
Recognition of share-based payment expense	—	—	13,423	—	—	13,423
SBP reserve converted to share capital	—	—	(88,469)	—	—	(88,469)
Other reclassifications related to share-based payment	—	—	(2,835)	—	—	(2,835)
At December 31, 2022	(3)	4,019	98,817	(840,359)	(123,745)	(861,271)

At January 1, 2023	(3)	4,019	98,817	(840,359)	(123,745)	(861,271)
Other comprehensive income	12	—	—	—	950,843	950,855
Recognition of share-based payment expense	—	—	13,168	—	—	13,168
SBP reserve converted to share capital	—	—	(92,896)	—	—	(92,896)
Other reclassifications related to share-based payment	—	—	(1,426)	—	—	(1,426)
At December 31, 2023	9	4,019	17,663	(840,359)	827,098	8,430

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.